Summary of Significant Accounting Policies - Disaggregated Net Revenue (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenues	$ 50,884,000	$ 46,505,000	$ 138,969,000	$ 117,470,000	$ 161,790,762	$ 144,231,479	$ 101,402,007
Revenues recognized over time
Disaggregation of Revenue [Line Items]
Total revenues	50,884,000	44,459,000	138,969,000	112,615,000	155,362,875	143,489,929	101,402,007
Revenues recognized at a point in time
Disaggregation of Revenue [Line Items]
Total revenues	$ 0	$ 2,046,000	$ 0	$ 4,855,000	$ 6,427,887	$ 741,550	$ 0